MANAGED PORTFOLIO SERIES

Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Supplement dated December 28, 2020 to the
Prospectus and Statement of Additional Information for the Funds dated February 28, 2020, as amended
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Effective December 28, 2020, the Jackson Square All-Cap Growth Fund has changed its investment strategy and its name to the Jackson Square International Growth Fund and is no longer offered in this Prospectus or Statement of Additional Information, each dated February 28, 2020, as amended. All references to the Jackson Square All-Cap Growth Fund are hereby removed from this Prospectus and Statement of Additional Information.

Effective December 28, 2020, the Jackson Square International Growth Fund is offered in a separate Prospectus and Statement of Additional Information, each dated December 28, 2020.

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This supplement should be retained with your Prospectus and Statement of Additional Information for future reference.